Note 7 - Property and Equipment (Details Textual) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Proceeds from sales of property, plant and equipment		$ 35,000			$ 37,195
Losses on disposals of property, plant and equipment					46,738
Purchase of property, plant and equipment				$ 969,797	1,208,532	164,386
Decrease through classified as held for sale, property, plant and equipment		$ 35,000	$ 35,000
Impairment loss recognised in profit or loss, property, plant and equipment			$ 63,522		63,522
Machinery and equipment [member]
Statement Line Items [Line Items]
Disposals, property, plant and equipment					64,747
Losses on disposals of property, plant and equipment					29,807
Additions other than through business combinations, property, plant and equipment					217,722
Purchase of property, plant and equipment					119,200
Property, plant and equipment, temporarily idle						$ 98,522
Machinery and equipment [member] | DenseLight [member]
Statement Line Items [Line Items]
Property, plant and equipment, temporarily idle	$ 602,830				602,830
Leaseholds improvements, machinery and office equipment [member] | DenseLight and BB Photonics [member]
Statement Line Items [Line Items]
Acquisitions through business combinations, property, plant and equipment	8,706,029
Machinery and office equipment [member] | DenseLight and BB Photonics [member]
Statement Line Items [Line Items]
Acquisitions through business combinations, property, plant and equipment	$ 1,089,332
CANADA
Statement Line Items [Line Items]
Disposals, property, plant and equipment					27,806
Proceeds from sales of property, plant and equipment					2,195
Losses on disposals of property, plant and equipment					$ 16,931